Principal accounting policies (Narrative) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Provision for Doubtful Accounts, Net of Reversals	¥ 4,900		¥ 11,600
Cost-method Investments, Other than Temporary Impairment	40,000		37,300	¥ 142,100
Impairment of long-lived assets				30,000
Advertising expenses	3,300,000		2,100,000	2,000,000
Employee benefit expenses	626,400		476,300	477,000
Government grants	59,900		81,400	72,300
Statutory Reserve	¥ 527,600		266,700
Foreign Currency Per Share Exchange Rate, Translation | (per share)	¥ 6.8632	$ 1.00
Foreign currency translation adjustment, net of nil tax	¥ 15,486	$ 2,256	82,926	(76,027)
Foreign Currency Transaction Gain (Loss), before Tax	597	$ 87	793	(3,727)
Short-term Investments	4,587,610		3,437,707		$ 668,436
Accounts Receivable, Net, Current	917,443		667,750		133,676
Customer Advances, Current	3,500,000
Deferred Revenue, Current	2,348,333		2,123,755		$ 342,163
Commercial Banks [Member]
Cash restricted from withdrawal	15,700		86,000
Commercial Banks [Member] | Current Asset [Member]
Cash Collateral for Borrowed Securities	796,300		7,400
Commercial Banks [Member] | Noncurrent Asset [Member]
Cash Collateral for Borrowed Securities	0		792,000
Tencent [Member]
Advertising expenses	¥ 621,600		¥ 422,300	¥ 351,100